Subsequent events - Additional Information (Detail) $ in Millions			12 Months Ended
	Aug. 09, 2022 USD ($) shares	Jul. 10, 2022 shares	Jun. 30, 2022 USD ($) shares	Jul. 11, 2022 shares	Jul. 08, 2022 shares	Mar. 31, 2022 shares
Disclosure of non-adjusting events after reporting period [line items]
Shares outstanding			118,883,072
Convertible Notes [Member] | Zeelo Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Impairment of investments | $			$ 10
Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares outstanding						118,496,102
Major business combination [member] | Class A Ordinary Shares [Member] | Urban Mobility [Member] | Achievement Of Revenue Based Milestone [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business combination contingent consideration payable in shares shares				750,000
Major business combination [member] | Class A Ordinary Shares [Member] | Urban Mobility [Member] | Within Six Months From The Closing Date Of Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments or interests issued or issuable				2,931,639
Multiple in number of shares considered to ascertain cash consideration payable				30,740
Major business combination [member] | Class A Ordinary Shares [Member] | Urban Mobility [Member] | Within Ten Months From The Closing Date Of The Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments or interests issued or issuable				2,899,999
Multiple in number of shares considered to ascertain cash consideration payable				30,407
Major business combination [member] | Class A Ordinary Shares [Member] | Urban Mobility [Member] | Within Twelve Month From The Closing Date Of The Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments or interests issued or issuable				2,899,999
Multiple in number of shares considered to ascertain cash consideration payable				30,407
Major business combination [member] | Class A Ordinary Shares [Member] | Urban Mobility [Member] | Within Sixteen Month From The Closing Date Of The Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments or interests issued or issuable				1,399,998
Multiple in number of shares considered to ascertain cash consideration payable				14,677
Major business combination [member] | Class A Ordinary Shares [Member] | Urban Mobility [Member] | Within Twenty Four Months From The Cloasing Date Of The Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments or interests issued or issuable				1,399,998
Multiple in number of shares considered to ascertain cash consideration payable				14,677
Voluntary Extension Of Lock In Period [Member] | Bottom of range [member] | Agreement To Lock In Shares For An Extend Period [Member] | Lockup Holders [Member]
Disclosure of non-adjusting events after reporting period [line items]
Lock in period of shares		6 months
Lock in period of shares one		12 months
Voluntary Extension Of Lock In Period [Member] | Top of range [member] | Agreement To Lock In Shares For An Extend Period [Member] | Lockup Holders [Member]
Disclosure of non-adjusting events after reporting period [line items]
Lock in period of shares		12 months
Lock in period of shares one		18 months
Voluntary Extension Of Lock In Period [Member] | Common Shares A [Member] | Swvls Common Shares [Member] | Agreement To Lock In Shares For An Extend Period [Member] | Lockup Holders [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares outstanding		100,414,134
Percentage of shares outstanding		84.00%
Private Placement Agreement [Member] | Private Placement Agreement To Issue Ordinary Shares And Warrants [Member] | Securities Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common Stock Shares Subscribed But Not Issued Value | $	$ 20
Private Placement Agreement [Member] | Private Placement Warrants [Member] | Private Placement Agreement To Issue Ordinary Shares And Warrants [Member] | Securities Purchase Agreement [Member] | Warrants To Purchase Class A Common Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Class of warrants issued during the period | shares	12,121,214
Class of warrants or rights term	5 years
Private Placement Agreement [Member] | Private Placement Warrants [Member] | Private Placement Agreement To Issue Ordinary Shares And Warrants [Member] | Securities Purchase Agreement [Member] | Warrants To Purchase Series B Common Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Class of warrants issued during the period | shares	6,060,607
Class of warrants or rights term	2 years
Private Placement Agreement [Member] | Common Shares A [Member] | Private Placement Agreement To Issue Ordinary Shares And Warrants [Member] | Securities Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase decresase in number of ordinary shares issued	12,121,214
Purchase Agreement [Member] | Class A Ordinary Shares [Member] | B Riley Principal Capital LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock shares subscribed but not issued					102,939,766